Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of related party transactions

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue derived from:
Warehousing service revenue generated from Alibaba Group	1,295	33	34,614
Product sales revenue generated from Alibaba Group	—	—	5,954
Store operation service revenue generated from Alibaba Group	21,418	12,313	7,523
IT service revenue generated from Pengtai	4,296	2,062	—
Store operation service revenue generated from Pengtai	—	—	4,951
Store operation service revenue generated from Signify	20,735	6,160	5,912
Store operation service revenue generated from Kewei	3,702	1,565	938
Logistic service revenues collected by Creaway Group	—	68,556	64,572
Logistic service revenues generated from Creaway Group	—	2,333	2,239
Store operation service revenue generated from Aaoxue	—	—	3,175
Store operation service revenue generated from Benwei	—	—	6,321
Store operation service revenue generated from Mansen	—	—	1,443
Warehousing service revenue generated from Signify	8,078	2,787	91
Others	429	12	1,977

Service fees:
Marketing and platform service fees paid to Alibaba Group	671,468	752,833	746,858
Logistic service fees paid to Alibaba Group	88,962	72,459	47,569
Outsourcing labor cost paid to Juxi	17,996	15,167	6,406
Marketing and platform service fees paid to Kewei	2,141	26,986	52,806
Logistic service fees paid to Shanggao	5,810	330	—
Marketing and platform service fees paid to Baichen	3,849	6,230	715
Outsourcing labor cost paid to Zunrui	3,976	10,273	—
Logistic service expenses advanced by Creaway Group	—	57,904	13,410
Logistic service expenses paid to Creaway Group	—	2,244	4,339
Logistic service expenses paid to BBD	—	—	8,224
IT service fees paid to Alibaba Group	—	—	10,718
others	625	1,414	1,374

Schedule of related party balances

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from Alibaba Group (1)	24,581	38,405
Amounts due from Signify (2)	4,705	3,648
Amounts due from Kewei (3)	8,800	5,580
Amounts due from Pengtai	—	2,002
Amounts due from Creaway Group	30,898	6,906
Amounts due from BBD	—	19,110
Amounts due from Leier	—	6,300
Amounts due from Aaoxue	—	3,222
Amounts due from Benwei	—	6,564
Amounts due from Mansen	—	1,454
Others	—	79
Total amount due from related parties	68,984	93,270

Amounts due to Alibaba Group (1)	48,767	21,339
Amounts due to Juxi (4)	246	1,507
Amounts due to Creaway Group	23,229	2,935
Amounts due to BBD	—	4,151
Others	1,552	502
Total amount due to related parties	73,794	30,434

(1)	Amounts due from Alibaba Group consisted of receivables of RMB24,581 and RMB38,405 to be collected from Alibaba Group for deposits paid to Alibaba, store operation services and warehousing services provided by the Group as of December 31, 2021 and 2022, respectively. Amounts due to Alibaba Group consisted of payables of RMB48,767 and RMB21,339 for logistic, marketing and platform services, and commission fees as of December 31, 2021 and 2022, respectively.
(2)	Amounts due from Signify consisted of the receivables for store operation services, warehousing services and IT services provided by the Group.
(3)	Amounts due from Kewei consisted of the receivables for store operation services provided by the Group and the advance payment made by the Group to support its operating.
(4)	Amounts due to Juxi consisted of the payables for outsourcing labor cost provided to the Group.